PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 57,660	$ 47,119
Less - accumulated depreciation		34,186	26,936
Depreciated cost		23,474	20,183
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	43,300	35,290
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		10,087	7,739
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,273	$ 4,090

[1]	For the years ended December 31, 2021 and 2022, the Company capitalized $4,160 and $4,929 including $569 and $758 of share-based compensation costs, relating to its internal use software and website development, respectively.